UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 131.7%
Consumer Discretionary 31.3%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		260,000	252,850
AMC Entertainment, Inc., 8.0%, 3/1/2014		2,255,000	2,260,637
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		165,000	172,425
American Achievement Corp., 144A, 10.875%, 4/15/2016		255,000	229,500
AutoNation, Inc., 6.75%, 4/15/2018		1,040,000	1,084,200
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		700,000	708,750
Beazer Homes USA, Inc., 9.125%, 6/15/2018		125,000	107,813
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		535,000	535,000
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		230,000	227,700
Cablevision Systems Corp., 7.75%, 4/15/2018		7,250,000	7,730,312
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		1,710,000	1,543,275
11.25%, 6/1/2017		3,900,000	4,304,625
12.75%, 4/15/2018		875,000	872,812
CCH II LLC, 13.5%, 11/30/2016		835,000	983,212
CCO Holdings LLC:
7.0%, 1/15/2019		235,000	242,050
7.875%, 4/30/2018		6,300,000	6,638,625
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,940,000	3,057,600
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		130,000	121,550
9.625%, 6/1/2015 (PIK)		1,014,365	986,470
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		135,000	129,263
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019 (b)		275,000	283,594
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		130,000	125,450
DineEquity, Inc., 144A, 9.5%, 10/30/2018		1,780,000	1,931,300
DISH DBS Corp.:
144A, 6.75%, 6/1/2021		145,000	148,625
7.125%, 2/1/2016		2,500,000	2,637,500
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		165,000	166,442
EH Holding Corp., 144A, 7.625%, 6/15/2021		435,000	443,700
Gannett Co., Inc., 144A, 6.375%, 9/1/2015		1,830,000	1,894,050
Hertz Corp.:
144A, 6.75%, 4/15/2019		350,000	346,500
144A, 7.5%, 10/15/2018		6,000,000	6,180,000
J. Crew Group, Inc., 144A, 8.125%, 3/1/2019		195,000	187,688
Jarden Corp., 6.125%, 11/15/2022		250,000	247,813
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		1,445,000	1,473,900
Levi Strauss & Co., 7.625%, 5/15/2020		825,000	825,000
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	513,838
Mediacom Broadband LLC, 8.5%, 10/15/2015		425,000	435,625
MGM Resorts International:
7.5%, 6/1/2016		550,000	522,500
7.625%, 1/15/2017		385,000	370,563
144A, 10.0%, 11/1/2016		445,000	471,700
10.375%, 5/15/2014		1,900,000	2,156,500
National CineMedia LLC, 144A, 7.875%, 7/15/2021		465,000	471,975
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		260,000	261,950
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	390,975
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	711,875
Regal Entertainment Group, 9.125%, 8/15/2018		350,000	362,250
Rent-A-Center, Inc., 6.625%, 11/15/2020		500,000	497,500
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,015,000	1,119,037
Standard Pacific Corp., 8.375%, 5/15/2018		745,000	738,481
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,635,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		2,235,000	2,170,744
Travelport LLC, 9.0%, 3/1/2016		2,545,000	2,271,412
UCI International, Inc., 8.625%, 2/15/2019		235,000	242,050
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,509,593
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,500,000	1,593,750
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	108,900
144A, 8.5%, 5/15/2021		135,000	134,663
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	795,000	1,227,805
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		355,000	351,450
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,262,700
Visteon Corp., 144A, 6.75%, 4/15/2019		820,000	791,300
Wynn Las Vegas LLC, 7.75%, 8/15/2020		1,910,000	2,074,737
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,135,000
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	347,200

			81,961,804
Consumer Staples 3.2%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	482,500
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		315,000	316,181
B&G Foods, Inc., 7.625%, 1/15/2018		110,000	115,775
Darling International, Inc., 144A, 8.5%, 12/15/2018		785,000	847,800
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		1,370,000	1,383,700
NBTY, Inc., 144A, 9.0%, 10/1/2018		1,540,000	1,624,700
Rite Aid Corp.:
7.5%, 3/1/2017		450,000	446,625
8.0%, 8/15/2020		1,250,000	1,346,875
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		385,000	399,438
Tops Holding Corp., 10.125%, 10/15/2015		1,195,000	1,268,194
US Foodservice, 144A, 8.5%, 6/30/2019		195,000	189,150

			8,420,938
Energy 10.4%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		2,237,000	2,284,536
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		655,000	653,362
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		220,000	219,450
144A, 7.25%, 6/15/2021		350,000	350,438
8.75%, 8/1/2016		930,000	1,009,050
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		220,000	218,900
Chaparral Energy, Inc.:
8.25%, 9/1/2021		1,260,000	1,269,450
9.875%, 10/1/2020		5,500,000	5,940,000
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		170,000	169,150
8.0%, 4/1/2017		1,775,000	1,934,750
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,735,000	1,721,987
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		780,000	803,400
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		510,000	508,725
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	664,650
Genesis Energy LP, 144A, 7.875%, 12/15/2018		440,000	437,800
Inergy LP, 144A, 6.875%, 8/1/2021		780,000	780,000
Linn Energy LLC:
144A, 6.5%, 5/15/2019		560,000	554,400
8.625%, 4/15/2020		1,300,000	1,410,500
MEG Energy Corp., 144A, 6.5%, 3/15/2021		435,000	437,175
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		230,000	228,275
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		30,000	32,625
Petrohawk Energy Corp., 7.25%, 8/15/2018		820,000	841,525
Sabine Pass LNG LP, 7.5%, 11/30/2016		2,450,000	2,511,250
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		565,000	572,063
144A, 8.0%, 6/1/2018		465,000	474,300
SESI LLC, 144A, 6.375%, 5/1/2019		440,000	435,600
Venoco, Inc., 144A, 8.875%, 2/15/2019		560,000	560,000
Xinergy Corp., 144A, 9.25%, 5/15/2019		320,000	323,200

			27,346,561
Financials 20.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		450,000	418,500
Ally Financial, Inc., 144A, 6.25%, 12/1/2017		7,000,000	6,953,324
Antero Resources Finance Corp., 9.375%, 12/1/2017		225,000	241,875
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		1,023,400	1,050,264
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		300,000	301,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		810,000	874,800
CIT Group, Inc., 144A, 7.0%, 5/2/2017		6,000,000	5,985,000
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		500,000	472,500
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	819,375
E*TRADE Financial Corp.:
6.75%, 6/1/2016		545,000	534,100
7.875%, 12/1/2015		2,000,000	2,010,000
12.5%, 11/30/2017 (PIK)		2,805,000	3,281,850
Felcor Lodging LP, (REIT), 144A, 6.75%, 6/1/2019		390,000	374,400
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	230,450
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	777,333
6.625%, 8/15/2017		1,000,000	1,063,041
8.7%, 10/1/2014		2,000,000	2,238,980
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		235,000	230,300
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		675,000	634,500
Hexion US Finance Corp., 8.875%, 2/1/2018		4,720,000	4,908,800
International Lease Finance Corp.:
5.75%, 5/15/2016		205,000	201,867
6.25%, 5/15/2019		510,000	498,304
8.75%, 3/15/2017		1,840,000	2,012,500
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		510,000	529,125
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		375,000	376,875
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		550,000	540,375
NII Capital Corp., 7.625%, 4/1/2021		315,000	329,175
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,695,000	1,733,137
144A, 10.5%, 11/15/2015		895,000	906,188
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		800,000	795,000
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		605,000	596,681
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		1,950,000	2,023,125
Reynolds Group Issuer, Inc.:
144A, 8.75%, 5/15/2018		5,000,000	4,912,500
144A, 9.0%, 4/15/2019		5,000,000	4,937,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		345,000	340,688

			54,133,932
Health Care 2.4%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		455,000	465,238
Community Health Systems, Inc., 8.875%, 7/15/2015		860,000	885,800
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		540,000	553,500
144A, 7.25%, 1/15/2022		545,000	553,175
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		1,275,000	1,322,812
HCA, Inc., 7.875%, 2/15/2020		2,110,000	2,289,350
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	329,875

			6,399,750
Industrials 20.9%
Accuride Corp., 9.5%, 8/1/2018		6,000,000	6,420,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		605,000	608,781
American Airlines, Inc., 144A, 7.5%, 3/15/2016		455,000	445,900
ARAMARK Corp., 8.5%, 2/1/2015		935,000	971,231
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		500,000	495,000
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		320,000	316,800
BE Aerospace, Inc., 6.875%, 10/1/2020		8,000,000	8,380,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		360,000	368,100
Bombardier, Inc., 144A, 7.75%, 3/15/2020		1,200,000	1,350,000
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	392,200
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,315,000
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		820,000	822,050
Cenveo Corp., 8.875%, 2/1/2018		2,140,000	2,075,800
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		1,560,000	1,407,900
Deluxe Corp., 144A, 7.0%, 3/15/2019		335,000	331,650
Ducommun, Inc., 144A, 9.75%, 7/15/2018		320,000	328,800
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		3,000,000	3,075,000
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		435,000	449,138
H&E Equipment Services, Inc., 8.375%, 7/15/2016		9,000,000	9,202,500
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	555,000	764,591
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		335,000	343,375
144A, 7.125%, 3/15/2021		110,000	113,850
Interline Brands, Inc., 7.0%, 11/15/2018		200,000	202,500
Kansas City Southern de Mexico SA de CV:
144A, 6.625%, 12/15/2020		3,000,000	3,120,000
8.0%, 2/1/2018		1,220,000	1,323,700
Navios Maritime Holdings, Inc.:
144A, 8.125%, 2/15/2019		770,000	739,200
8.875%, 11/1/2017		815,000	839,450
Ply Gem Industries, Inc., 144A, 8.25%, 2/15/2018		270,000	255,825
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	969,325
United Rentals North America, Inc., 10.875%, 6/15/2016		2,010,000	2,248,688

			54,676,354
Information Technology 7.0%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		225,000	226,125
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		140,000	134,750
7.375%, 5/1/2018		660,000	670,725
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,605,000	1,552,837
CDW LLC:
144A, 8.5%, 4/1/2019		2,950,000	2,891,000
11.0%, 10/12/2015		256,000	269,440
CommScope, Inc., 144A, 8.25%, 1/15/2019		940,000	968,200
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	314,213
Equinix, Inc., 8.125%, 3/1/2018		230,000	250,413
First Data Corp.:
144A, 7.375%, 6/15/2019		325,000	327,438
144A, 8.25%, 1/15/2021		995,000	975,100
Freescale Semiconductor, Inc.:
144A, 8.05%, 2/1/2020		445,000	447,225
144A, 9.25%, 4/15/2018		1,995,000	2,149,612
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,675,000
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		450,000	444,375
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		230,000	217,350
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		550,000	550,000
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		555,000	553,612
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,650,000	1,707,750

			18,325,165
Materials 13.1%
APERAM:
144A, 7.375%, 4/1/2016		405,000	407,025
144A, 7.75%, 4/1/2018		495,000	498,713
Berry Plastics Corp.:
8.25%, 11/15/2015		1,225,000	1,292,375
9.75%, 1/15/2021		1,290,000	1,248,075
Building Materials Corp. of America, 144A, 6.875%, 8/15/2018		6,000,000	6,120,000
Celanese US Holdings LLC, 5.875%, 6/15/2021		310,000	316,975
Crown Americas LLC, 144A, 6.25%, 2/1/2021		105,000	106,050
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		3,345,000	3,353,362
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		435,000	431,738
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		200,000	204,000
Huntsman International LLC, 8.625%, 3/15/2020		585,000	637,650
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		5,250,000	5,512,500
JMC Steel Group, 144A, 8.25%, 3/15/2018		325,000	329,875
Koppers, Inc., 7.875%, 12/1/2019		750,000	800,625
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		320,000	321,600
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		1,425,000	1,453,500
Nalco Co., 144A, 6.625%, 1/15/2019		445,000	456,125
Novelis, Inc.:
8.375%, 12/15/2017		1,445,000	1,542,537
8.75%, 12/15/2020		1,550,000	1,674,000
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		3,135,000	3,409,312
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	619,150
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		65,000	68,575
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		590,000	591,475
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,191,800
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		255,000	226,950
Vulcan Materials Co., 6.5%, 12/1/2016		1,520,000	1,510,640

			34,324,627
Telecommunication Services 17.4%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		255,000	265,200
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	5,602,875
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		185,000	198,181
Cricket Communications, Inc.:
7.75%, 10/15/2020		4,500,000	4,410,000
10.0%, 7/15/2015		1,000,000	1,077,500
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		1,170,000	1,310,400
Digicel Ltd., 144A, 8.25%, 9/1/2017		835,000	866,313
Frontier Communications Corp., 8.5%, 4/15/2020		1,900,000	2,071,000
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		5,000,000	4,975,000
144A, 7.5%, 4/1/2021		1,640,000	1,629,750
8.5%, 11/1/2019		1,100,000	1,166,000
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		3,191,718	3,431,097
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		3,000,000	2,970,000
7.875%, 9/1/2018		835,000	884,056
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		2,790,000	2,807,437
Telesat Canada, 11.0%, 11/1/2015		95,000	103,906
West Corp., 144A, 7.875%, 1/15/2019		285,000	276,450
Windstream Corp.:
7.75%, 10/15/2020		355,000	371,863
8.125%, 9/1/2018		10,500,000	11,130,000

			45,547,028
Utilities 5.4%
AES Corp.:
144A, 7.375%, 7/1/2021		1,020,000	1,035,300
8.0%, 10/15/2017		2,200,000	2,332,000
Calpine Corp., 144A, 7.875%, 7/31/2020		4,545,000	4,749,525
Edison Mission Energy, 7.0%, 5/15/2017		1,995,000	1,615,950
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,065,000	532,500
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		130,000	138,640
Ferrellgas LP, 144A, 6.5%, 5/1/2021		245,000	231,525
IPALCO Enterprises, Inc., 144A, 5.0%, 5/1/2018		1,290,000	1,260,142
NRG Energy, Inc.:
144A, 7.625%, 1/15/2018		380,000	380,950
8.25%, 9/1/2020		1,820,000	1,856,400
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		130,000	78,650

			14,211,582

Total Corporate Bonds (Cost $342,702,815)			345,347,741
Loan Participations and Assignments 8.0%
Senior Loans ** 7.6%
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017		130,000	127,247
Clear Channel Communications, Inc., Term Loan B, 3.836%, 1/28/2016		1,070,068	909,558
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		2,030,000	2,027,463
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		728,175	728,466
First Data Corp.:
Term Loan B, 4.186%, 3/23/2018		3,987,082	3,700,271
Term Loan B-3, 2.936%, 9/24/2014		424,306	393,784
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017 24/2017		782,100	781,122
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		3,000,000	3,040,320
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		503,738	506,886
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,920,775	4,929,435
Volume Services America, Inc., Term Loan A, 10.0%, 9/16/2015		2,775,000	2,788,875

			19,933,427
Sovereign Loans 0.4%
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016		200,000	206,000
144A, 7.748%, 2/2/2021		865,000	890,950

			1,096,950

Total Loan Participations and Assignments (Cost $20,978,112)			21,030,377
Preferred Security 0.7%
Financials
Citigroup Capital XXI, 8.3%, 12/21/2057 (Cost $1,731,983)		1,650,000	1,687,125
Subordinated Income Notes 0.0%
Preferred Term Securities XVI Ltd., 144A, Income Note, Zero Coupon, 3/23/2035 *		3,900,000	0
Preferred Term Securities XVII Ltd., 144A, Income Note, Zero Coupon, 6/23/2035 *		3,750,000	0
Preferred Term Securities XVIII Ltd., 144A, Income Note, Zero Coupon, 9/23/2035 *		3,750,000	0
Preferred Term Securities XIX Ltd., 144A, Income Note, Zero Coupon, 12/22/2035 *		2,500,000	0
Preferred Term Securities XXI Ltd., 144A, Income Note, Zero Coupon, 3/22/2038 *		3,750,000	0
Preferred Term Securities XXIII Ltd., 144A, Income Note, Zero Coupon, 12/22/2036 *		3,750,000	0
Preferred Term Securities XXIV Ltd., 144A, Income Note, Zero Coupon, 3/22/2037 *		7,500,000	0

Total Subordinated Income Notes (Cost $23,162,136)			0

	Shares	Value ($)
Preferred Stock 0.4%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $1,028,413)	1,120	1,052,660
Cash Equivalents 6.1%
Central Cash Management Fund, 0.11% (c) (Cost $15,937,581)	15,937,581	15,937,581

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $405,541,040) †	146.9	385,055,484
Notes Payable	(48.5)	(127,000,000)
Other Assets and Liabilities, Net	1.6	4,108,902

Net Assets	100.0	262,164,386

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $406,568,259.  At June30, 2011, net unrealized depreciation for all securities based on tax cost was $21,512,775.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,529,493 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,042,268.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued security.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
As of June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,212,320	EUR	838,149	7/11/2011	4,765	JPMorgan Chase Securities, Inc.
USD	38,374	EUR	27,100	7/11/2011	978	Citigroup, Inc.
Total unrealized appreciation					5,743

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	3,933,900	USD	5,665,308	7/11/2011	(47,149)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(d)
Corporate Bonds	$—	$345,347,741	$—	$345,347,741
Loan Participations and Assignments	—	21,030,377	—	21,030,377
Preferred Security	—	1,687,125	—	1,687,125
Subordinated Income Notes	—	—	0	0
Preferred Stock	—	1,052,660	—	1,052,660
Short-Term Investments	15,937,581	—	—	15,937,581
Derivatives(e)	—	5,743	—	5,743
Total	$15,937,581	$369,123,646	$0	$385,061,227
Liabilities
Derivatives(e)	$—	$(47,149)	$—	$(47,149)
Total	$—	$(47,149)	$—	$(47,149)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Subordinated Income Notes
Balance as of September 30, 2010	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2011	$0
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$0

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(41,406)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011